Investment in Unconsolidated Entities (Balance Sheets) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Nov. 05, 2019	Oct. 02, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate Properties [Line Items]
Total assets	$ 4,344,535		$ 4,691,348					$ 4,685,954
Total liabilities	4,352,569		4,352,212					4,152,106
Redeemable noncontrolling interests (in thousands)	30,332		69,870					80,743
Total stockholders' equity of Ashford Inc.	(38,702)		268,762					452,489
Noncontrolling interests in consolidated entities	336		504					616
Total equity (deficit)	(38,366)	$ 197,670	269,266			$ 367,204	$ 372,647	453,105	$ 633,146	$ 792,377
Total liabilities and equity/deficit	4,344,535		4,691,348					4,685,954
Investment in unconsolidated entities	$ 2,722		$ 2,829					4,489
Ashford Inc.
Real Estate Properties [Line Items]
Total assets								379,005
Total liabilities								108,726
Series B Convertible Preferred Stock								200,847
Redeemable noncontrolling interests (in thousands)								3,531
Total stockholders' equity of Ashford Inc.								65,443
Noncontrolling interests in consolidated entities								458
Total equity (deficit)								65,901
Total liabilities and equity/deficit								379,005
Investment in unconsolidated entities				$ 0	$ 0			$ 1,896